                          DELAWARE GROUP ADVISER FUNDS
                               2005 Market Street
                             Philadelphia, PA 19103

                           DELAWARE DISTRIBUTORS, L.P.
                               2005 Market Street
                             Philadelphia, PA 19103

                                October 23, 2007

VIA EDGAR
Mary Cole, Esq.
Senior Counsel
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     RE:  Delaware  Group  Adviser  Funds  (1933  Act File  No.:  333-146274)  -
          Reorganization  of Delaware  Large Growth Fund With and Into  Delaware
          U.S. Growth Fund - Request for Acceleration

Dear Ms. Cole:

     Attached for filing,  pursuant to the  Securities  Act of 1933,  as amended
(the "Securities Act"), is Pre-Effective Amendment No. 1 (the "Amended N-14") to
the  Registration  Statement on Form N-14 of Delaware  Group  Adviser Funds (the
"Registrant"),  which was  initially  filed on September  24, 2007 (the "Initial
N-14 Filing"). Pursuant to the requirements of Rule 461 of the Securities Act of
1933,  as amended,  the  undersigned  officers of the  Registrant  and  Delaware
Distributors,  L.P., the principal  underwriter of the Registrant,  respectfully request that the  effectiveness  of the Registrant's  Registration  Statement on
Form N-14, as amended by the Amended N-14,  filed  herewith,  be  accelerated to
October 24, 2007. Compared to the Initial N-14 Filing, the Amended N-14 contains financial  information and fee tables that have been updated to reflect comments received  from you and Ms.  Christina  DiAngelo.  In addition,  the Amended N-14 contains  updated  powers of  attorney  that  were  requested  by you.  It is my understanding  that you have previously  discussed the possible  acceleration of the Amended N-14 with Prufesh R. Modhera of Stradley Ronon Stevens & Young, LLP.

     In  connection   with  this  request  for   acceleration,   the  Registrant
acknowledges  that:  (i) the  Registrant  is  responsible  for the  adequacy and accuracy  of  the  disclosure  in  the  Registrant's  filing;  (ii)  should  the
Commission or the staff,  acting  pursuant to delegated  authority,  declare the filing  effective,  it does not foreclose the Commission  from taking any action with  respect to the filing;  (iii) the action of the  Commission  or the staff, acting pursuant to delegated authority, in declaring the filing effective,  does not relieve the  Registrant  from its full  responsibility  for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

     Any  questions  regarding  this  request  should be  directed to Prufesh R.
Modhera of Stradley Ronon Stevens & Young, LLP at 202-419-8417.

                             Sincerely yours,

                             /s/ Emilia P. Wang
                             Emilia P. Wang
                             AVP and Assistant Secretary
                             Delaware Group Adviser Funds

                             /s/ Michael E. Dresnin
                             Michael E. Dresnin
                             AVP and Assistant Secretary
                             Delaware Distributors, L.P.